Cost of sales - Schedule of crude oil fluctuation (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Crude oil stock at beginning of the year (Note 19)	$ 4,384
Less: Crude oil stock at end of the year (Note 19)	(6,881)	$ (4,384)
Crude oil stock fluctuation [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Crude oil stock at beginning of the year (Note 19)	4,384	2,664	$ 4,722
Less: Crude oil stock at end of the year (Note 19)	(6,881)	(4,384)	(2,664)
Total crude oil stock fluctuation	(1,046)	(1,720)	2,058
Incorporation through Business Combination (Note 32)	$ 1,451	$ 0	$ 0